                                        LINCOLN FINANCIAL GROUP(R) LOGO

JOHN L. REIZIAN, ESQUIRE
2ND VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539, FACSIMILE:  (860) 466-1778
JOHN.REIZIAN@LFG.COM

VIA EDGAR
---------

May 19, 2009

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549-4644

Re: Lincoln Life Flexible Premium Variable Life Account M
    The Lincoln National Life Insurance Company
    File Nos. 333-146507 and 811-08557
    Post-Effective Amendment No. 7
    Lincoln AssetEdge(SM) VUL

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus. The purpose of the amendment is to revise certain product features, and the addition of a rider, as more fully described below.

     * The calculation of the death benefit payable under Death Benefit Option 2 has been revised;

     * The calculation of the Specified Amount after a change from Death Benefit Option 2 to Death Benefit Option 1 has been revised;

     * We have added an Exec Enhanced Surrender Value Rider, which is required and will automatically be issued with each policy applied for on a multi-life basis.

Should you have any questions regarding this filing, please feel free to contact me at (860) 466-1539.

Sincerely,

/s/ John L. Reizian

John L. Reizian
2nd Vice President and Associate General Counsel